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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Matthew J. Beck, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

COMMON STOCKS - 93.2%	Shares	Value
Consumer Discretionary - 18.6%
Automobiles - 2.7%
General Motors Company	50,000	$1,895,500

Household Durables - 2.6%
Lennar Corporation - Class A	34,000	1,777,180

Internet & Direct Marketing Retail - 2.5%
Booking Holdings, Inc. (a)	875	1,775,130

Media - 2.1%
Walt Disney Company (The)	13,000	1,476,280

Specialty Retail - 8.7%
Lowe's Companies, Inc.	50,000	4,967,000
Williams-Sonoma, Inc.	19,000	1,111,310
		6,078,310
Consumer Staples - 0.9%
Food Products - 0.9%
Nestlé S.A. - ADR	7,500	611,325

Financials - 19.2%
Banks - 5.2%
PNC Financial Services Group, Inc. (The)	25,000	3,620,750

Capital Markets - 5.3%
Affiliated Managers Group, Inc.	12,800	2,048,128
BlackRock, Inc.	3,250	1,633,970
		3,682,098
Consumer Finance - 1.1%
Capital One Financial Corporation	8,150	768,708

Diversified Financial Services - 7.6%
Berkshire Hathaway, Inc. - Class B (a)	27,000	5,342,490

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.2% (Continued)	Shares	Value
Health Care - 9.4%
Health Care Equipment & Supplies - 2.0%
Medtronic plc	15,000	$1,353,450

Health Care Providers & Services - 2.5%
Express Scripts Holding Company (a)	22,000	1,748,120

Pharmaceuticals - 4.9%
Johnson & Johnson	7,000	927,640
Merck & Company, Inc.	10,000	658,700
Novartis AG - ADR	22,000	1,845,800
		3,432,140
Industrials - 14.0%
Aerospace & Defense - 3.7%
Boeing Company (The)	7,250	2,583,175

Air Freight & Logistics - 1.5%
United Parcel Service, Inc. - Class B	9,000	1,079,010

Airlines - 2.1%
Southwest Airlines Company	25,000	1,454,000

Industrial Conglomerates - 2.4%
3M Company	8,000	1,698,560

Trading Companies & Distributors - 4.3%
United Rentals, Inc. (a)	20,000	2,976,000

Information Technology - 27.7%
Internet Software & Services - 7.1%
Alphabet, Inc. - Class A (a)	1,600	1,963,552
Alphabet, Inc. - Class C (a)	2,003	2,438,172
Facebook, Inc. - Class A (a)	3,250	560,885
		4,962,609
IT Services - 4.3%
First Data Corporation - Class A (a)	52,000	1,209,520

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.2% (Continued)	Shares	Value
Information Technology - 27.7% (Continued)
IT Services - 4.3% (Continued)
Visa, Inc. - Class A	13,000	$1,777,620
		2,987,140
Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	26,000	1,264,380

Software - 8.3%
Microsoft Corporation	55,000	5,834,400

Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	22,800	4,338,612

Materials - 2.4%
Chemicals - 2.4%
Eastman Chemical Company	16,000	1,657,920

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	22,992	735,054

Total Common Stocks (Cost $33,999,319)		$65,132,341

EXCHANGE-TRADED FUNDS - 5.6%	Shares	Value
iShares Core MSCI Emerging Markets ETF	33,000	$1,785,300
iShares MSCI Eurozone ETF	50,000	2,128,500
Total Exchange-Traded Funds (Cost $3,517,933)		$3,913,800

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.2%	Shares	Value
Invesco STIT Government & Agency Portfolio –
Institutional Class, 1.82% (b) (Cost $798,756)	798,756	$798,756

Total Investments at Value - 100.0% (Cost $38,316,008)		$69,844,897

Other Assets in Excess of Liabilities - 0.0% (c)		24,694

Net Assets - 100.0%		$69,869,591

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2018.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

MEEHAN FOCUS FUND

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

1.	Securities Valuation

Meehan Focus Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale price on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing mean price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last mean price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last reported sale price, if available, otherwise at the most recently quoted mean price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

MEEHAN FOCUS FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

	Level 1	Level 2	Level 3	Total

Common Stocks	$65,132,341	$-	$-	$65,132,341
Exchange-Traded Funds	3,913,800	-	-	3,913,800
Money Market Funds	798,756	-	-	798,756
Total	$69,844,897	$-	$-	$69,844,897

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of July 31, 2018, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of July 31, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2018:

Tax cost of portfolio investments	$38,316,008

Gross unrealized appreciation	$31,759,974
Gross unrealized depreciation	(231,085)

Net unrealized appreciation	$31,528,889

4.	Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2018, the Fund had 27.7% of the value of its net assets invested in stocks within the Information Technology sector.

STRALEM EQUITY FUND

SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Consumer Discretionary - 9.8%
Auto Components - 3.3%
Aptiv plc	38,300	$3,756,081

Hotels, Restaurants & Leisure - 3.1%
Carnival Corporation	60,950	3,610,678

Household Durables - 3.4%
D.R. Horton, Inc.	88,900	3,884,930

Energy - 6.6%
Oil, Gas & Consumable Fuels - 6.6%
Chevron Corporation	20,400	2,575,908
EOG Resources, Inc.	20,000	2,578,800
Kinder Morgan, Inc.	140,700	2,501,646
		7,656,354
Financials - 7.7%
Capital Markets - 2.1%
Bank of New York Mellon Corporation (The)	45,250	2,419,518

Diversified Financial Services - 3.2%
Intercontinental Exchange, Inc.	49,750	3,677,022

Insurance - 2.4%
Chubb Ltd.	19,550	2,731,526

Health Care - 28.6%
Biotechnology - 7.9%
AbbVie, Inc.	36,250	3,343,337
Alexion Pharmaceuticals, Inc. (a)	21,450	2,851,992
Celgene Corporation (a)	31,950	2,878,376
		9,073,705
Health Care Equipment & Supplies - 5.9%
Abbott Laboratories	45,150	2,959,131
Danaher Corporation	37,100	3,805,718
		6,764,849

STRALEM EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Health Care - 28.6% (Continued)
Health Care Providers & Services - 3.2%
UnitedHealth Group, Inc.	14,600	$3,697,012

Life Sciences Tools & Services - 2.6%
Thermo Fisher Scientific, Inc.	12,650	2,966,805

Pharmaceuticals - 9.0%
Johnson & Johnson	22,550	2,988,326
Merck & Company, Inc.	56,500	3,721,655
Pfizer, Inc.	90,550	3,615,661
		10,325,642
Industrials - 6.5%
Aerospace & Defense - 3.3%
Boeing Company (The)	10,700	3,812,410

Air Freight & Logistics - 3.2%
FedEx Corporation	14,800	3,638,876

Information Technology - 20.6%
Internet Software & Services - 5.7%
Alphabet, Inc. - Class A (a)	2,800	3,436,216
Facebook, Inc. - Class A (a)	18,400	3,175,472
		6,611,688
IT Services - 3.3%
Visa, Inc. - Class A	27,750	3,794,535

Semiconductors & Semiconductor Equipment - 2.6%
Broadcom, Inc.	13,400	2,971,718

Software - 9.0%
Adobe Systems, Inc. (a)	13,800	3,376,584
Microsoft Corporation	32,500	3,447,600
Oracle Corporation	73,300	3,494,944
		10,319,128

STRALEM EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Materials - 3.4%
Chemicals - 3.4%
DowDuPont, Inc.	56,750	$3,902,697

Telecommunication Services - 3.0%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	107,000	3,420,790

Utilities - 9.3%
Electric Utilities - 6.2%
American Electric Power Company, Inc.	49,550	3,524,987
Duke Energy Corporation	43,700	3,566,794
		7,091,781
Multi-Utilities - 3.1%
Dominion Energy, Inc.	49,700	3,563,987

Total Common Stocks (Cost $73,491,431)		$109,691,732

MONEY MARKET FUNDS - 4.5%	Shares	Value
Dreyfus Treasury Securities Cash Management Fund – Investor Shares, 1.52% (b) (Cost $5,189,239)	5,189,239	$5,189,239

Total Investments at Value - 100.0% (Cost $78,680,670)		$114,880,971

Other Assets in Excess of Liabilities - 0.0% (c)		48,249

Net Assets - 100.0%		$114,929,220

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2018.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

STRALEM EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

1. INVESTMENT VALUATION

Stralem Equity Fund’s (the “Fund”) portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing mean price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted mean price. Investments in money market funds are valued at net asset value (“NAV”). When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the above fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$109,691,732	$-	$-	$109,691,732
Money Market Funds	5,189,239	-	-	5,189,239
Total	$114,880,971	$-	$-	$114,880,971

STRALEM EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of July 31, 2018, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of July 31, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2. INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Realized gains and losses on sales of investments are calculated on a specific identification basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of July 31, 2018:

Cost of portfolio investments	$78,856,597

Gross unrealized appreciation	$37,187,287
Gross unrealized depreciation	(1,162,913)

Net unrealized appreciation	$36,024,374

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2018, the Fund had 28.6% of the value of its net assets invested in stocks within the Health Care sector.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Matthew J. Beck
Matthew J. Beck, Secretary

Date	September 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Meehan Focus Fund and Stralem Equity Fund

Date	September 13, 2018

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	September 13, 2018

*	Print the name and title of each signing officer under his or her signature.